Annual Total Returns- Transamerica Capital Growth (Class I2) [BarChart] - Class I2 - Transamerica Capital Growth - I2	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	15.42%	49.17%	6.16%	12.03%	(2.74%)	44.43%	7.11%	22.03%	112.32%